Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Sales of goods	$ 1,237,948	$ 1,380,816
Provision of services	91,633	220,670
TOTAL REVENUE	1,329,581	1,601,486
COST OF SALES	(1,049,570)	(1,158,052)
GROSS PROFIT	280,011	443,434
OPERATING EXPENSES
Amortization	2,821	8,989
Depreciation	143,122	57,506
Director fees	152,438	151,663
Insurance	364,274	498,006
Office and miscellaneous	346,270	2,800,652
Professional fees	580,260	847,187
Research and development	121,391	793,224
Share-based payments	198,907	540,563
Travel	40,019	89,262
Wages and salaries	1,581,431	1,821,081
Total operating expenses	(3,530,933)	(7,608,133)
OTHER INCOME
Change in fair value of derivative liability	1,817,569	57,314
Finance and other costs	4,825	35,861
Foreign exchange gain (loss)	66,736	(18,156)
Gain on disposal of assets	43,528	21,203
Gain on recovery of notes receivable	6,751
Government income		1,275
Other expense	(552,295)	(424)
Total Other income (expenses)	1,387,114	97,073
NET LOSS	(1,863,808)	(7,067,626)
Items that may be reclassified to profit or loss
Foreign exchange translation	(9,562)	(86,402)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(11,046)	57,033
COMPREHENSIVE LOSS	$ (1,884,416)	$ (7,096,995)
Net Income (Loss) per share - Basic	$ (0.03)	$ (0.20)
Net Income (Loss) per share - Diluted	$ (0.03)	$ (0.20)
Weighted average number of common shares outstanding - Diluted	54,933,773	34,689,118
Weighted average number of common shares outstanding - Basic	54,933,773	34,689,118